DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)	1 Months Ended		8 Months Ended	12 Months Ended
	Oct. 19, 2021	Aug. 17, 2021	Dec. 31, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Price Per Share	$ 10.15
Transaction costs	$ 18,158,033		$ 18,158,033
Underwriting fees	6,325,000
Deferred underwriting fees	11,068,750
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	764,283		764,283
Assets Held-in-trust, Noncurrent	2,603,980
Proceeds from Issuance Initial Public Offering	$ 320,993,750		316,250,000	$ 316,250,000
Business Combination, Contingent Consideration, Asset			5,000,001	5,000,001
Tax obligation amount maximum			100,000	100,000
Cash and Cash Equivalents, at Carrying Value			761,605	761,605
Working capital			1,074,447	1,074,447
Offering cost paid by sponsor			25,000
General working capital			2,603,980	2,603,980
Remaining working capital			761,605	$ 761,605
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	31,625,000	31,625,000
Sale of Stock, Price Per Share	$ 10.00	$ 10.00
Sale of Stock, Consideration Received on Transaction	$ 316,250,000	$ 316,250,000
Proceeds from Issuance Initial Public Offering			$ 6,325,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	27,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	4,125,000		4,125,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	14,204,375
Sale of Stock, Price Per Share	$ 1.00
Sale of Stock, Consideration Received on Transaction	$ 14,204,375